Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Apr. 21, 2011 Glenn Mattes [Member]	Jun. 22, 2011 Alexander Zukiwski, M.D [Member]	Dec. 31, 2011 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft	Apr. 21, 2011 Scenario, Forecast [Member] Glenn Mattes [Member]	Jun. 22, 2011 Scenario, Forecast [Member] Alexander Zukiwski, M.D [Member]
Commitments and Contingencies Disclosure [Line Items]
Lease cancellation fee	$ 53,641
Area of land													4,168
Security deposit		10,455		10,455		10,455		10,455	10,455				10,455
Aggregate minimum future payments under the Flemington Lease						1,900,000		1,900,000				277,311
Rent expense												7,351
Initial base salary										100,000	375,000
Increase (Decrease) in accrued salaries														350,000
Annual target performance bonus percentage on base salary														50.00%	50.00%
Annual target performance bonus maximum limit														175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)				7 years 9 months 18 days		8 years 7 months 6 days				10 years	10 years
Share based compensation, options granted,to purchase number of common stock										2,354,379	1,750,000
Share based compensation, options granted, exercise price per share						$ 1.03	$ 1.00			$ 1	$ 1
Share based compensation by share based payment award options and exercisable vesting percentage										25.00%	25.00%
Share based compensation by share based payment award options vesting and exercisable date										Apr. 25, 2012
Share based compensation by share based payment award options remaining vesting and exercisable period										24 equal monthly installments	24 equal monthly installments
Other labor-related expenses											200,000
Stock Issued During Period Additional Shares Restricted Stock										250,000
Total fair value of restricted common stock issued										172,750
Fair value per share of restricted common stock issued										$ 0.69
Stock-based compensation costs		$ 181,557	$ 198,188	$ 543,154	$ 433,830	$ 822,452	$ 249,286	$ 2,948,404	$ 3,491,558	$ 115,168